Capital Structure - Additional Information (Details) - USD ($)					1 Months Ended	12 Months Ended
	Feb. 28, 2020	Aug. 13, 2019	Jan. 03, 2017	Sep. 20, 2016	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 03, 2017	May 02, 2013
Class of Stock [Line Items]
Additional paid in capital						$ 1,201,700,000	$ 967,500,000
Aggregate liquidation preferences						775,000,000	525,000,000
Preferred stock issuance cost						21,500,000	13,100,000
Authorized share capital						$ 745,434	$ 1,631,000
Number of ordinary shares						70,000,000	969,629,030
Ordinary shares, par value						$ 0.01	$ 0.0015144558
Number of preference shares						30,000,000	100,000,000
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
Ordinary shares, issued						60,395,839
Preferred Stock, Redemption Amount			$ 133,200,000							$ 160,000,000	$ 275,000,000
Redemption price per share						$ 25	25
Preference shares liquidation preference, value		$ 250,000,000							$ 250,000,000
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
Preference shares, issued						11,000,000	11,000,000				11,000,000
Preference shares, rate						5.95%	5.95%
Redemption price per share						$ 25	$ 25				$ 25
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preferred stock issuance cost									$ 8,700,000
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
Preference shares, issued						10,000,000	10,000,000
Preference shares, rate	5.625%			5.625%		5.625%	5.625%
Redemption price per share						$ 25	$ 25		$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preferred stock issuance cost		$ 8,400,000
Preference shares, par value						$ 0.0015144558	$ 0
Preference shares, issued		10,000,000				10,000,000	0
Preference shares, rate	5.625%	5.625%				5.625%	0.00%
Redemption price per share		$ 25				$ 25	$ 0
7.401% Preference Shares
Class of Stock [Line Items]
Preference shares, rate			7.401%					7.401%
Redemption price per share										$ 25
7.250% Preference Shares
Class of Stock [Line Items]
Preference shares, rate					7.25%			7.25%
Additional paid-in capital | Preference Shares
Class of Stock [Line Items]
Proceeds or share issuance						$ 241,600,000	$ 0	$ 0
Preference shares redeemed and cancelled						$ 0	$ 0	$ (293,200,000)	$ (293,200,000)